Firstar Funds, Inc.

                                Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                        U.S. Government Money Market Fund
                         U.S. Treasury Money Market Fund
                              Short-Term Bond Fund
                             Intermediate Bond Fund
                         U.S. Government Securities Fund
                               Aggregate Bond Fund
                              Bond IMMDEX(TM) Fund
                              Strategic Income Fund
                        Tax-Exempt Intermediate Bond Fund
                          Missouri Tax-Exempt Bond Fund
                          National Municipal Bond Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Relative Value Fund
                                Equity Index Fund
                           Large Cap Core Equity Fund
                              Large Cap Growth Fund
                            International Value Fund
                            International Growth Fund
                                MidCap Index Fund
                             MidCap Core Equity Fund
                              Small Cap Index Fund
                           Small Cap Core Equity Fund
                            Science & Technology Fund
                                  MicroCap Fund

                              Retail A and B Shares

                         Supplement Dated July 1, 2001,
                        To Prospectus Dated March 1, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR RETAIL A AND RETAIL B SHARES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.

     On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

         It is proposed that each portfolio of the Company (individually, a "Firstar Fund") would reorganize into corresponding First American Funds (FAIF, FAF or FASF) as set forth below. Please note than an asterisk next to a Firstar Fund indicates the investment policies of the Firstar Fund are expected to continue in material respects following the proposed reorganization.

------------------------------------- ------------------------------------------
Firstar Fund                          First American Fund
------------------------------------- ------------------------------------------
Money Market Fund                     FAF Prime Obligations Fund
------------------------------------- ------------------------------------------
Institutional Money Market Fund       FAF Prime Obligations Fund
------------------------------------- ------------------------------------------
Tax-Exempt Money Market Fund          FAF Tax Free Obligations Fund
------------------------------------- ------------------------------------------
Ohio Tax-Exempt Money Market Fund*    FAF Ohio Tax Free Obligations Fund
------------------------------------- ------------------------------------------
U.S. Government Money Market Fund     FAF Government Obligations Fund
------------------------------------- ------------------------------------------
U.S. Treasury Money Market Fund*      FAF Treasury Reserve Fund
         Retail A Shares
------------------------------------- ------------------------------------------
U.S. Treasury Money Market Fund       FAF Treasury Obligations Fund
         Institutional Shares
------------------------------------- ------------------------------------------
Short-Term Bond Fund                  FAIF Limited Term Income Fund
------------------------------------- ------------------------------------------
Intermediate Bond Fund*               FAIF Intermediate Term Income Fund
------------------------------------- ------------------------------------------
Bond IMMDEX(TM)Fund*                    FAIF Bond IMMDEX(TM)Fund
------------------------------------- ------------------------------------------
U.S. Government Securities Fund*      FAIF U.S. Government Securities Fund
------------------------------------- ------------------------------------------
Aggregate Bond Fund                   FAIF Fixed Income Fund
------------------------------------- ------------------------------------------
Strategic Income Fund                 FAIF Corporate Bond Fund
------------------------------------- ------------------------------------------
Tax-Exempt Intermediate Bond Fund     FAIF Intermediate Tax Free
------------------------------------- ------------------------------------------
Missouri Tax-Exempt Bond Fund*        FAIF Missouri Tax Free Fund
------------------------------------- ------------------------------------------
National Municipal Bond Fund*         FAIF Tax Free Fund
------------------------------------- ------------------------------------------
Balanced Income Fund                  FAIF Balanced Fund
------------------------------------- ------------------------------------------
Balanced Growth Fund*                 FAIF Balanced Fund
------------------------------------- ------------------------------------------
Growth & Income Fund*                 FAIF Growth & Income Fund
------------------------------------- ------------------------------------------
Equity Income Fund                    FAIF Equity Income Fund
------------------------------------- ------------------------------------------
Relative Value Fund*                  FAIF Relative Value Fund
------------------------------------- ------------------------------------------
Equity Index Fund                     FAIF Equity Index Fund
------------------------------------- ------------------------------------------
Large Cap Core Equity Fund*           FAIF Large Cap Core Fund
------------------------------------- ------------------------------------------
Large Cap Growth Fund*                FAIF Capital Growth Fund
------------------------------------- ------------------------------------------
International Value Fund              FAIF International Fund
------------------------------------- ------------------------------------------
Global Equity Fund*                   FASF Global Growth Fund
------------------------------------- ------------------------------------------
International Growth Fund*            FAIF International Fund
------------------------------------- ------------------------------------------
MidCap Index Fund*                    FAIF Mid Cap Index Fund
------------------------------------- ------------------------------------------
MidCap Core Equity Fund*              FAIF Mid Cap Core Fund
------------------------------------- ------------------------------------------
Small Cap Index Fund*                 FAIF Small Cap Index Fund
------------------------------------- ------------------------------------------
Small Cap Core Equity Fund*           FAIF Small Cap Core Fund
------------------------------------- ------------------------------------------
Science & Technology Fund*            FAIF Science & Technology Fund
------------------------------------- ------------------------------------------
MicroCap Fund*                        FAIF Micro Cap Fund
------------------------------------- ------------------------------------------
REIT Fund                             FAIF Real Estate Securities Fund
------------------------------------- ------------------------------------------


                                     *******

National Municipal Bond Fund

The last sentence of the "National Municipal Bond Fund - Principal Investment Strategies" section on page 44 is hereby deleted and replaced by the following:

The Fund's average weighted maturity will generally be 20 years or less.


                                     *******

Balanced Income Fund

Page 47

The second sentence under the caption "Balanced Income Fund - Principal Investment Strategies" is replaced by the following:

                    Up to 20% of each of the equity and fixed-income portions of the Fund's portfolio may be invested in non-dividend or non-interest paying securities.

Page 48

The first sentence of the first paragraph on page 48 is replaced by the following:

                    The Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities.

The following additional bullet point is added under the caption "Balanced Income Fund - Fixed-Income Securities" on page 48:

                    - Zero Coupon Bonds

Page 113

The Balanced Income Fund is added to the list of Funds which invest in zero coupon bonds and stripped securities set forth in the last sentence under the caption "Interest Rate Risk."

Page 121

The caption "Guaranteed Investment Contracts and Zero Coupon Securities" and the first sentence thereafter are replaced by the following:

                    Guaranteed Investment Contracts and Zero Coupon Securities - Short Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund, Strategic Income Fund and Balanced Income Fund. The Short-Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund and Strategic Income Fund may purchase guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies, and those Funds and the Balanced Income Fund may purchase zero coupon bonds.


                                     *******

International Value Fund

     On July 1, 2001, Clay Finlay, Inc. became sub-adviser to the International Value Fund. Accordingly, the following revisions are made to the prospectus as of July 1, 2001:

Page 78

The  first  sentence  in  the  first  paragraph  under   "Principal   Investment
Strategies" is revised as follows:

Clay Finlay Inc. (the "Sub-Adviser" or "Clay Finlay") chooses securities based on a long-term investment perspective.

Page 136

The first two paragraphs on page 136 are deleted and replaced by the following:


The Adviser has retained Clay Finlay Inc. ("Clay Finlay") as Sub-Adviser for the International Value Fund and International Growth Fund. Clay Finlay is a New York corporation founded in 1982, with its principal office at 200 Park Avenue, 56th Floor, New York, NY 10166 and, as of May 31, 2001, had $4.6 billion in assets under management. Clay Finlay is a wholly-owned subsidiary of Old Mutual plc, a South African financial services company. Subject to the oversight and supervision of the Fund's Board of Directors and Adviser, Clay Finlay formulates and implements a continuous investment program for the International Value Fund and International Growth Fund.

The fourth paragraph on page 136 is revised as follows:

Clay Finlay is entitled to a fee, payable by the Adviser, for its services and expenses incurred with respect to the International Value Fund. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.25% on the Fund's first $500 million and 0.10% of the Fund's average daily net assets in excess of $500 million.

Page 138

The last paragraph on page 138 and first full paragraph on page 139 are hereby deleted and replaced by the following:

Clay Finlay's International Equity team is responsible for the management of the International Value Fund and International Growth Fund. Frances Dakers, Greg Jones, Virginie Maisonneuve and Susan Kenneally serve as regional team leaders on the International Equity team. Each of these individuals is a Principal and Director of the Firm, and each has an average of more than seventeen years of investment experience. This team has managed the International Value Fund since July 1, 2001 and the Predecessor Mercantile International Equity Portfolio since it began operations in 1994.


                                     *******

     Effective July 1, 2001, the following replaces the section entitled "Initial Sales Charges -- For Retail A Shares Of Funds Other Than Money Market Funds" on page 122 of the currently effective prospectus for Retail A and B Shares of the Funds:

Initial Sales Charges -- For Retail A Shares of Funds Other Than Money Market Funds

The public offering price for Retail A Shares is the net asset value of the Retail Shares purchased plus any applicable front-end load sales charge. A sales charge will not be assessed on Retail A Shares purchased through reinvestment of dividends or capital gains distributions. The sales charge is as follows:


For Equity Funds:


                                                                                                   Shareholder Organization
   Amount of Transaction  Sales Charge as a Percentage of  Sales Charge as a Percentage of  Reallowance as a Percentage of
     At Offering Price            Offering Price                   Net Asset Value                  Offering Price
------------------------- -------------------------------- -------------------------------- --------------------------------
Less than $50,000                      5.50%                            5.82%                            5.00%
$50,000 to $99,999                     4.50%                            4.71%                            4.00%
$100,000 to $249,999                   3.50%                            3.63%                            3.25%
$250,000 to $499,999                   2.50%                            2.56%                            2.25%
$500,000 to $999,999                   2.00%                            2.04%                            1.75%
$1,000,000 and above                   0.00%                            0.00%                            0.00%
------------------------- -------------------------------- -------------------------------- --------------------------------

For Bond IMMDEX(TM), U.S. Government Securities, Aggregate Bond, Strategic Income, Missouri Tax-Exempt Bond and National Municipal Bond Funds:


                         Sales Charge as a        Sales Charge as a     Shareholder Organization
   Amount of Transaction   Percentage of            Percentage of    Reallowance as a Percentage of
     At Offering Price    Offering Price            Net Asset Value          Offering Price
------------------------ ------------------ ------------------------ --------------------------------
Less than $50,000              4.25%                     4.44%                    4.00%
$50,000 to $99,999             4.00%                     4.17%                    3.75%
$100,000 to $249,999           3.50%                     3.63%                    3.25%
$250,000 to $499,999           2.50%                     2.56%                    2.25%
$500,000 to $999,999           2.00%                     2.04%                    1.75%
$1,000,000 and above           0.00%                     0.00%                    0.00%
------------------------ ------------------ ------------------------ --------------------------------


For Short-Term Bond, Intermediate Bond and Tax-Exempt Intermediate Bond Funds:


                          Sales Charge as a       Sales Charge as a             Shareholder Organization
   Amount of Transaction   Percentage of            Percentage of             Reallowance as a Percentage of
     At Offering Price     Offering Price           Net Asset Value                  Offering Price
------------------------ ------------------ -------------------------------- --------------------------------
Less than $50,000               2.25%                    2.30%                            2.00%
$50,000 to $99,999              2.00%                    2.04%                            1.75%
$100,000 to $249,999            1.75%                    1.78%                            1.50%
$250,000 to $499,999            1.25%                    1.27%                            1.00%
$500,000 to $999,999            1.00%                    1.01%                            0.75%
$1,000,000 and above            0.00%                    0.00%                            0.00%
------------------------ ------------------ -------------------------------- --------------------------------

You only pay a sales charge when you buy shares, except as set forth below. The Distributor may reallow the entire sales charge to certain shareholder organizations and the amount reallowed periodically. To the extent that 90% or more of the sales charge is reallowed, shareholder organizations may be deemed to be underwriters under the Act.

There is no initial sales charge on Retail A Share purchases of $1 million or more. However, an investor's investment professional or financial institution may receive a commission of up to 1% on the purchase. Retail A Share purchases of $1 million or more may be assessed a contingent deferred sales charge (CDSC) of 1% if the Retail A Shares are sold within 18 months of purchase. Purchases through wrap accounts, exchanges or other programs that already offer shares of the Funds at net asset value are not subject to this CDSC.

To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The Distributor receives any CDSC imposed when you sell your Retail A Shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Retail A Shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder;
o redemptions that equal the minimum require distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2;
o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31;
o    redemptions required as a result of over contribution to an IRA plan.

These are the only waivers that apply to any CDSC charged with respect to Retail A Shares.

                                     *******

     The following replaces the section entitled "Sales Charges and Waivers - Waivers - Retail A Shares" on page 122 of the currently effective prospectus for Retail A and B Shares of the Funds:

|X| you are an officer, director, employee, retiree, registered representative or partner of the Advisor, sub-advisor, any of their affiliates or of Firstar Funds;
|X| you are a registered representative of any broker-dealer authorized to sell Fund shares;
|X|  you are a full time employee of Firstar Funds' general counsel;
|X| you are an immediate family member of any person in the above three categories (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons);
|X| you purchase through fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers or through "one-stop" mutual fund networks through which the Funds are made available;
|X| you participate in asset-allocation "wrap" accounts offered by the Adviser or any of its affiliates or retirement and deferred compensation plans and the trust used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code as "rabbi trusts"), which plans and trust purchase through "one-stop" mutual fund networks;
|X| you purchase through 401(k), 403(b) and 457 plans, or Profit Sharing and Pension plans, which have 200 or more eligible participants; or
|X| you purchase for a medical savings account for which U.S. Bank or an affiliate serves in a custodial capacity.

                                     *******

Page 123

The second and third paragraphs under "Reducing Your Sales Charges - Retail A Shares" on page 123 are replaced with the following:

o Letter of Intent - Fund shares purchased in a 13-month period qualify for the same reduced sales charge as if purchased all at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $50,000 or more in Equity, Balanced or Bond Fund Retail A Shares or Class A Shares of any First American non-money market fund. Any investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. The Additional Statement includes details about the Letter of Intent.

For purposes of applying the Rights of Accumulation and Letter of Intent privileges, the sales charge schedule applies to the combined purchases of Equity, Balanced or Bond Fund Retail A Shares or Class A Shares of any First American non-money market fund made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefit of the persons previously listed.

                                     *******

Page 125

The paragraph under "Reinstatement Privilege" on page 125 is deleted and replaced by the following:

If you sell Retail A Shares of a Firstar Fund or Class A Shares of a First American Fund, you may reinvest some or all of the proceeds in Retail A Shares of that Fund, another Firstar Fund or Class A Shares of any First American Fund within 180 days without a sales charge, as long as you notify the transfer agent or your shareholder organization at the time you reinvest. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.


                                    ********


Investments in Options and Futures Contracts

Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Eqity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may invest in put and call options on securities and stock indexes, futures contracts and options on futures contracts in an effort to hedge against market risks. The Relative Value Fund may invest in put and call options on securities and stock indexes, but may not invest in futures contracts or options on futures contracts. In addition, each of the Equity Index, MidCap Index and Small Cap Index Funds may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track.

The Funds will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.



                               Firstar Funds, Inc.

                                Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                        U.S. Government Money Market Fund
                         U.S. Treasury Money Market Fund
                              Short-Term Bond Fund
                             Intermediate Bond Fund
                         U.S. Government Securities Fund
                               Aggregate Bond Fund
                              Bond IMMDEX(TM) Fund
                              Strategic Income Fund
                        Tax-Exempt Intermediate Bond Fund
                          Missouri Tax-Exempt Bond Fund
                          National Municipal Bond Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Relative Value Fund
                                Equity Index Fund
                           Large Cap Core Equity Fund
                              Large Cap Growth Fund
                            International Value Fund
                            International Growth Fund
                                MidCap Index Fund
                             MidCap Core Equity Fund
                              Small Cap Index Fund
                           Small Cap Core Equity Fund
                            Science & Technology Fund
                                  MicroCap Fund

                              Institutional Shares

                         Supplement Dated July 1, 2001,
                        To Prospectus Dated March 1, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR INSTITUTIONAL SHARES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.


     On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

     It is proposed that each portfolio of the Company (individually, a "Firstar Fund") would reorganize into corresponding First American Funds (FAIF, FAF or
FASF) as set forth below. Please note than an asterisk next to a Firstar Fund indicates the investment policies of the Firstar Fund are expected to continue in material respects following the proposed reorganization.

----------------------------------- --------------------------------------------
Firstar Fund                        First American Fund
----------------------------------- --------------------------------------------
Money Market Fund                   FAF Prime Obligations Fund
----------------------------------- --------------------------------------------
Institutional Money Market Fund     FAF Prime Obligations Fund
----------------------------------- --------------------------------------------
Tax-Exempt Money Market Fund        FAF Tax Free Obligations Fund
----------------------------------- --------------------------------------------
Ohio Tax-Exempt Money Market Fund*  FAF Ohio Tax Free Obligations Fund
----------------------------------- --------------------------------------------
U.S. Government Money Market Fund   FAF Government Obligations Fund
----------------------------------- --------------------------------------------
U.S. Treasury Money Market Fund*    FAF Treasury Reserve Fund
         Retail A Shares
----------------------------------- --------------------------------------------
U.S. Treasury Money Market Fund     FAF Treasury Obligations Fund
         Institutional Shares
----------------------------------- --------------------------------------------
Short-Term Bond Fund                FAIF Limited Term Income Fund
----------------------------------- --------------------------------------------
Intermediate Bond Fund*             FAIF Intermediate Term Income Fund
----------------------------------- --------------------------------------------
Bond IMMDEX(TM)Fund*                  FAIF Bond IMMDEX(TM)Fund
----------------------------------- --------------------------------------------
U.S. Government Securities Fund*    FAIF U.S. Government Securities Fund
----------------------------------- --------------------------------------------
Aggregate Bond Fund                 FAIF Fixed Income Fund
----------------------------------- --------------------------------------------
Strategic Income Fund               FAIF Corporate Bond Fund
----------------------------------- --------------------------------------------
Tax-Exempt Intermediate Bond Fund   FAIF Intermediate Tax Free
----------------------------------- --------------------------------------------
Missouri Tax-Exempt Bond Fund*      FAIF Missouri Tax Free Fund
----------------------------------- --------------------------------------------
National Municipal Bond Fund*       FAIF Tax Free Fund
----------------------------------- --------------------------------------------
Balanced Income Fund                FAIF Balanced Fund
----------------------------------- --------------------------------------------
Balanced Growth Fund*               FAIF Balanced Fund
----------------------------------- --------------------------------------------
Growth & Income Fund*               FAIF Growth & Income Fund
----------------------------------- --------------------------------------------
Equity Income Fund                  FAIF Equity Income Fund
----------------------------------- --------------------------------------------
Relative Value Fund*                FAIF Relative Value Fund
----------------------------------- --------------------------------------------
Equity Index Fund                   FAIF Equity Index Fund
----------------------------------- --------------------------------------------
Large Cap Core Equity Fund*         FAIF Large Cap Core Fund
----------------------------------- --------------------------------------------
Large Cap Growth Fund*              FAIF Capital Growth Fund
----------------------------------- --------------------------------------------
International Value Fund            FAIF International Fund
----------------------------------- --------------------------------------------
Global Equity Fund*                 FASF Global Growth Fund
----------------------------------- --------------------------------------------
International Growth Fund*          FAIF International Fund
----------------------------------- --------------------------------------------
MidCap Index Fund*                  FAIF Mid Cap Index Fund
----------------------------------- --------------------------------------------
MidCap Core Equity Fund*            FAIF Mid Cap Core Fund
----------------------------------- --------------------------------------------
Small Cap Index Fund*               FAIF Small Cap Index Fund
----------------------------------- --------------------------------------------
Small Cap Core Equity Fund*         FAIF Small Cap Core Fund
----------------------------------- --------------------------------------------
Science & Technology Fund*          FAIF Science & Technology Fund
----------------------------------- --------------------------------------------
MicroCap Fund*                      FAIF Micro Cap Fund
----------------------------------- --------------------------------------------
REIT Fund                           FAIF Real Estate Securities Fund
----------------------------------- --------------------------------------------


                                     *******

National Municipal Bond Fund

The last sentence of the "National Municipal Bond Fund - Principal Investment Strategies" section on page 41 is hereby deleted and replaced by the following:

The Fund's average weighted maturity will generally be 20 years or less.


                                     *******

Balanced Income Fund

Page 44

The second sentence under the caption "Balanced Income Fund - Principal Investment Strategies" is replaced by the following:

                    Up to 20% of each of the equity and fixed-income portions of the Fund's portfolio may be invested in non-dividend or non-interest paying securities.


Page 45

The first sentence of the first paragraph on page 45 is replaced by the following:

                    The Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities.

The following additional bullet point is added under the caption "Balanced Income Fund - Fixed-Income Securities" on page 45:

                    - Zero Coupon Bonds

Page 107-108

The Balanced Income Fund is added to the list of Funds which invest in zero coupon bonds and stripped securities set forth in the last sentence under the caption "Interest Rate Risk."

Page 115

The caption "Guaranteed Investment Contracts and Zero Coupon Securities" and the first sentence thereafter are replaced by the following:

                    Guaranteed Investment Contracts and Zero Coupon Securities - Short Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund, Strategic Income Fund and Balanced Income Fund. The Short-Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund and Strategic Income Fund may purchase guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies, and those Funds and the Balanced Income Fund may purchase zero coupon bonds.


                                     *******

International Value Fund

     On July 1, 2001, Clay Finlay, Inc. became sub-adviser to the International Value Fund. Accordingly, the following revisions are made to the prospectus as of July 1, 2001:

Page 73

The  first  sentence  in  the  first  paragraph  under   "Principal   Investment
Strategies" is revised as follows:

Clay Finlay Inc. (the "Sub-Adviser" or "Clay Finlay") chooses securities based on a long-term investment perspective.

Page 125

The fifth and sixth paragraphs on page 125 are deleted and replaced by the following:

The Adviser has retained Clay Finlay Inc. ("Clay Finlay") as Sub-Adviser for the International Value Fund and International Growth Fund. Clay Finlay is a New York corporation founded in 1982, with its principal office at 200 Park Avenue, 56th Floor, New York, NY 10166 and, as of May 31, 2001, had $4.6 billion in assets under management. Clay Finlay is a wholly-owned subsidiary of Old Mutual plc, a South African financial services company. Subject to the oversight and supervision of the Fund's Board of Directors and Adviser, Clay Finlay formulates and implements a continuous investment program for the International Value Fund and International Growth Fund.

The eighth paragraph on page 125 is revised as follows:

Clay Finlay is entitled to a fee, payable by the Adviser, for its services and expenses incurred with respect to the International Value Fund. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.25% on the Fund's first $500 million and 0.10% of the Fund's average daily net assets in excess of $500 million.

Page 128

The seventh and ninth paragraphs on page 128 are hereby deleted and replaced by the following:

Clay Finlay's International Equity team is responsible for the management of the International Value Fund and International Growth Fund. Frances Dakers, Greg Jones, Virginie Maisonneuve and Susan Kenneally serve as regional team leaders on the International Equity team. Each of these individuals is a Principal and Director of the Firm, and each has an average of more than seventeen years of investment experience. This team has managed the International Value Fund since July 1, 2001 and the Predecessor Mercantile International Equity Portfolio since it began operations in 1994.

                                     *******

Investments in Options and Futures Contracts

Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Eqity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may invest in put and call options on securities and stock indexes, futures contracts and options on futures contracts in an effort to hedge against market risks. The Relative Value Fund may invest in put and call options on securities and stock indexes, but may not invest in futures contracts or options on futures contracts. In addition, each of the Equity Index, MidCap Index and Small Cap Index Funds may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track.

The Funds will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.


                               Firstar Funds, Inc.

                                    Y Shares
                              Short-Term Bond Fund
                             Intermediate Bond Fund
                         U.S. Government Securities Fund
                               Aggregate Bond Fund
                              Bond IMMDEX(TM) Fund
                              Strategic Income Fund
                        Tax-Exempt Intermediate Bond Fund
                          Missouri Tax-Exempt Bond Fund
                          National Municipal Bond Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Relative Value Fund
                                Equity Index Fund
                           Large Cap Core Equity Fund
                              Large Cap Growth Fund
                            International Value Fund
                            International Growth Fund
                                MidCap Index Fund
                             MidCap Core Equity Fund
                              Small Cap Index Fund
                           Small Cap Core Equity Fund
                            Science & Technology Fund
                                  MicroCap Fund

                              Institutional Shares

                                Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                        U.S. Government Money Market Fund
                         U.S. Treasury Money Market Fund


                         Supplement Dated July 1, 2001,
                        To Prospectus Dated March 1, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR INSTITUTIONAL SHARES OF THE MONEY MARKET FUNDS AND Y SHARES OF THE NON-MONEY MARKET FUNDS. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.


     On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

     It is proposed that each portfolio of the Company (individually, a "Firstar Fund") would reorganize into corresponding First American Funds (FAIF, FAF or
FASF) as set forth below. Please note than an asterisk next to a Firstar Fund indicates the investment policies of the Firstar Fund are expected to continue in material respects following the proposed reorganization.

---------------------------------- ---------------------------------------------
Firstar Fund                       First American Fund
---------------------------------- ---------------------------------------------
Money Market Fund                  FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Institutional Money Market Fund    FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Money Market Fund       FAF Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
Ohio Tax-Exempt Money Market Fund* FAF Ohio Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Government Money Market Fund  FAF Government Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund*   FAF Treasury Reserve Fund
         Retail A Shares
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund    FAF Treasury Obligations Fund
         Institutional Shares
---------------------------------- ---------------------------------------------
Short-Term Bond Fund               FAIF Limited Term Income Fund
---------------------------------- ---------------------------------------------
Intermediate Bond Fund*            FAIF Intermediate Term Income Fund
---------------------------------- ---------------------------------------------
Bond IMMDEX(TM)Fund*                 FAIF Bond IMMDEX(TM)Fund
---------------------------------- ---------------------------------------------
U.S. Government Securities Fund*   FAIF U.S. Government Securities Fund
---------------------------------- ---------------------------------------------
Aggregate Bond Fund                FAIF Fixed Income Fund
---------------------------------- ---------------------------------------------
Strategic Income Fund              FAIF Corporate Bond Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Intermediate Bond Fund  FAIF Intermediate Tax Free
---------------------------------- ---------------------------------------------
Missouri Tax-Exempt Bond Fund*     FAIF Missouri Tax Free Fund
---------------------------------- ---------------------------------------------
National Municipal Bond Fund*      FAIF Tax Free Fund
---------------------------------- ---------------------------------------------
Balanced Income Fund               FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Balanced Growth Fund*              FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Growth & Income Fund*              FAIF Growth & Income Fund
---------------------------------- ---------------------------------------------
Equity Income Fund                 FAIF Equity Income Fund
---------------------------------- ---------------------------------------------
Relative Value Fund*               FAIF Relative Value Fund
---------------------------------- ---------------------------------------------
Equity Index Fund                  FAIF Equity Index Fund
---------------------------------- ---------------------------------------------
Large Cap Core Equity Fund*        FAIF Large Cap Core Fund
---------------------------------- ---------------------------------------------
Large Cap Growth Fund*             FAIF Capital Growth Fund
---------------------------------- ---------------------------------------------
International Value Fund           FAIF International Fund
---------------------------------- ---------------------------------------------
Global Equity Fund*                FASF Global Growth Fund
---------------------------------- ---------------------------------------------
International Growth Fund*         FAIF International Fund
---------------------------------- ---------------------------------------------
MidCap Index Fund*                 FAIF Mid Cap Index Fund
---------------------------------- ---------------------------------------------
MidCap Core Equity Fund*           FAIF Mid Cap Core Fund
---------------------------------- ---------------------------------------------
Small Cap Index Fund*              FAIF Small Cap Index Fund
---------------------------------- ---------------------------------------------
Small Cap Core Equity Fund*        FAIF Small Cap Core Fund
---------------------------------- ---------------------------------------------
Science & Technology Fund*         FAIF Science & Technology Fund
---------------------------------- ---------------------------------------------
MicroCap Fund*                     FAIF Micro Cap Fund
---------------------------------- ---------------------------------------------
REIT Fund                          FAIF Real Estate Securities Fund
---------------------------------- ---------------------------------------------


                                     *******

National Municipal Bond Fund

The last sentence of the "National Municipal Bond Fund - Principal Investment Strategies" section on page 39 is hereby deleted and replaced by the following:

The Fund's average weighted maturity will generally be 20 years or less.


                                     *******
Balanced Income Fund

Page 42

The second sentence under the caption "Balanced Income Fund - Principal Investment Strategies" is replaced by the following:

                    Up to 20% of each of the equity and fixed-income portions of the Fund's portfolio may be invested in non-dividend or non-interest paying securities.



Page 43

The first sentence of the first paragraph on page 43 is replaced by the following:

                    The Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities.

The following additional bullet point is added under the caption "Balanced Income Fund - Fixed-Income Securities" on page 43:

                    - Zero Coupon Bonds

Page 105-106

The Balanced Income Fund is added to the list of Funds which invest in zero coupon bonds and stripped securities set forth in the last sentence under the caption "Interest Rate Risk."

Page 113

The caption "Guaranteed Investment Contracts and Zero Coupon Securities" and the first sentence thereafter are replaced by the following:

                    Guaranteed Investment Contracts and Zero Coupon Securities - Short Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund, Strategic Income Fund and Balanced Income Fund. The Short-Term Bond Fund, Intermediate Bond Fund, Bond IMMDEXtm Fund and Strategic Income Fund may purchase guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies, and those Funds and the Balanced Income Fund may purchase zero coupon bonds.


                                     *******

International Value Fund

     On July 1, 2001, Clay Finlay, Inc. became sub-adviser to the International Value Fund. Accordingly, the following revisions are made to the prospectus as of July 1, 2001:

Page 71

The  first  sentence  in  the  first  paragraph  under   "Principal   Investment
Strategies" is revised as follows:

Clay Finlay Inc. (the "Sub-Adviser" or "Clay Finlay") chooses securities based on a long-term investment perspective.

Page 124

The fifth and sixth paragraphs under "Management of the Funds - Advisory Services" on page 124 are deleted and replaced by the following:

The Adviser has retained Clay Finlay Inc. ("Clay Finlay") as Sub-Adviser for the International Value Fund and International Growth Fund. Clay Finlay is a New York corporation founded in 1982, with its principal office at 200 Park Avenue, 56th Floor, New York, NY 10166 and, as of May 31, 2001, had $4.6 billion in assets under management. Clay Finlay is a wholly-owned subsidiary of Old Mutual plc, a South African financial services company. Subject to the oversight and supervision of the Fund's Board of Directors and Adviser, Clay Finlay formulates and implements a continuous investment program for the International Value Fund and International Growth Fund.

The eighth paragraph under "Management of the Funds - Advisory Services" on pages 124-125 is revised as follows:

Clay Finlay is entitled to a fee, payable by the Adviser, for its services and expenses incurred with respect to the International Value Fund. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.25% on the Fund's first $500 million and 0.10% of the Fund's average daily net assets in excess of $500 million.

Page 127

The seventh and ninth paragraphs on page 127 are hereby deleted and replaced by the following:

Clay Finlay's International Equity team is responsible for the management of the International Value Fund and International Growth Fund. Frances Dakers, Greg Jones, Virginie Maisonneuve and Susan Kenneally serve as regional team leaders on the International Equity team. Each of these individuals is a Principal and Director of the Firm, and each has an average of more than seventeen years of investment experience. This team has managed the International Value Fund since July 1, 2001 and the Predecessor Mercantile International Equity Portfolio since it began operations in 1994.


                                     *******


Investments in Options and Futures Contracts

Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Eqity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may invest in put and call options on securities and stock indexes, futures contracts and options on futures contracts in an effort to hedge against market risks. The Relative Value Fund may invest in put and call options on securities and stock indexes, but may not invest in futures contracts or options on futures contracts. In addition, each of the Equity Index, MidCap Index and Small Cap Index Funds may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track.

The Funds will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.


                               Firstar Funds, Inc.


                                Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                        U.S. Government Money Market Fund
                         U.S. Treasury Money Market Fund



                         Supplement Dated July 1, 2001,
                        To Prospectus Dated March 1, 2001



THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR FIRSTAR MONEY MARKET FUNDS. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.



     On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

         It is proposed that each portfolio of the Company (individually, a "Firstar Fund") would reorganize into corresponding First American Funds (FAIF, FAF or FASF) as set forth below. Please note than an asterisk next to a Firstar Fund indicates the investment policies of the Firstar Fund are expected to continue in material respects following the proposed reorganization.

---------------------------------- ---------------------------------------------
Firstar Fund                       First American Fund
---------------------------------- ---------------------------------------------
Money Market Fund                  FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Institutional Money Market Fund    FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Money Market Fund       FAF Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
Ohio Tax-Exempt Money Market Fund* FAF Ohio Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Government Money Market Fund  FAF Government Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund*   FAF Treasury Reserve Fund
         Retail A Shares
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund    FAF Treasury Obligations Fund
         Institutional Shares
---------------------------------- ---------------------------------------------
Short-Term Bond Fund               FAIF Limited Term Income Fund
---------------------------------- ---------------------------------------------
Intermediate Bond Fund*            FAIF Intermediate Term Income Fund
---------------------------------- ---------------------------------------------
Bond IMMDEX(TM)Fund*                 FAIF Bond IMMDEX(TM)Fund
---------------------------------- ---------------------------------------------
U.S. Government Securities Fund*   FAIF U.S. Government Securities Fund
---------------------------------- ---------------------------------------------
Aggregate Bond Fund                FAIF Fixed Income Fund
---------------------------------- ---------------------------------------------
Strategic Income Fund              FAIF Corporate Bond Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Intermediate Bond Fund  FAIF Intermediate Tax Free
---------------------------------- ---------------------------------------------
Missouri Tax-Exempt Bond Fund*     FAIF Missouri Tax Free Fund
---------------------------------- ---------------------------------------------
National Municipal Bond Fund*      FAIF Tax Free Fund
---------------------------------- ---------------------------------------------
Balanced Income Fund               FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Balanced Growth Fund*              FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Growth & Income Fund*              FAIF Growth & Income Fund
---------------------------------- ---------------------------------------------
Equity Income Fund                 FAIF Equity Income Fund
---------------------------------- ---------------------------------------------
Relative Value Fund*               FAIF Relative Value Fund
---------------------------------- ---------------------------------------------
Equity Index Fund                  FAIF Equity Index Fund
---------------------------------- ---------------------------------------------
Large Cap Core Equity Fund*        FAIF Large Cap Core Fund
---------------------------------- ---------------------------------------------
Large Cap Growth Fund*             FAIF Capital Growth Fund
---------------------------------- ---------------------------------------------
International Value Fund           FAIF International Fund
---------------------------------- ---------------------------------------------
Global Equity Fund*                FASF Global Growth Fund
---------------------------------- ---------------------------------------------
International Growth Fund*         FAIF International Fund
---------------------------------- ---------------------------------------------
MidCap Index Fund*                 FAIF Mid Cap Index Fund
---------------------------------- ---------------------------------------------
MidCap Core Equity Fund*           FAIF Mid Cap Core Fund
---------------------------------- ---------------------------------------------
Small Cap Index Fund*              FAIF Small Cap Index Fund
---------------------------------- ---------------------------------------------
Small Cap Core Equity Fund*        FAIF Small Cap Core Fund
---------------------------------- ---------------------------------------------
Science & Technology Fund*         FAIF Science & Technology Fund
---------------------------------- ---------------------------------------------
MicroCap Fund*                     FAIF Micro Cap Fund
---------------------------------- ---------------------------------------------
REIT Fund                          FAIF Real Estate Securities Fund
---------------------------------- ---------------------------------------------


                               Firstar Funds, Inc.


                                    REIT Fund

                                 Retail A Shares

                         Supplement Dated June 30, 2001,
                        To Prospectus Dated March 1, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MARCH 1, 2001 FOR THE REIT FUND. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.

     On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

     It is proposed that each portfolio of the Company (individually, a "Firstar Fund") would reorganize into corresponding First American Funds (FAIF, FAF or
FASF) as set forth below. Please note than an asterisk next to a Firstar Fund indicates the investment policies of the Firstar Fund are expected to continue in material respects following the proposed reorganization.


---------------------------------- ---------------------------------------------
Firstar Fund                       First American Fund
---------------------------------- ---------------------------------------------
Money Market Fund                  FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Institutional Money Market Fund    FAF Prime Obligations Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Money Market Fund       FAF Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
Ohio Tax-Exempt Money Market Fund* FAF Ohio Tax Free Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Government Money Market Fund  FAF Government Obligations Fund
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund*   FAF Treasury Reserve Fund
         Retail A Shares
---------------------------------- ---------------------------------------------
U.S. Treasury Money Market Fund    FAF Treasury Obligations Fund
         Institutional Shares
---------------------------------- ---------------------------------------------
Short-Term Bond Fund               FAIF Limited Term Income Fund
---------------------------------- ---------------------------------------------
Intermediate Bond Fund*            FAIF Intermediate Term Income Fund
---------------------------------- ---------------------------------------------
Bond IMMDEX(TM)Fund*                 FAIF Bond IMMDEX(TM)Fund
---------------------------------- ---------------------------------------------
U.S. Government Securities Fund*   FAIF U.S. Government Securities Fund
---------------------------------- ---------------------------------------------
Aggregate Bond Fund                FAIF Fixed Income Fund
---------------------------------- ---------------------------------------------
Strategic Income Fund              FAIF Corporate Bond Fund
---------------------------------- ---------------------------------------------
Tax-Exempt Intermediate Bond Fund  FAIF Intermediate Tax Free
---------------------------------- ---------------------------------------------
Missouri Tax-Exempt Bond Fund*     FAIF Missouri Tax Free Fund
---------------------------------- ---------------------------------------------
National Municipal Bond Fund*      FAIF Tax Free Fund
---------------------------------- ---------------------------------------------
Balanced Income Fund               FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Balanced Growth Fund*              FAIF Balanced Fund
---------------------------------- ---------------------------------------------
Growth & Income Fund*              FAIF Growth & Income Fund
---------------------------------- ---------------------------------------------
Equity Income Fund                 FAIF Equity Income Fund
---------------------------------- ---------------------------------------------
Relative Value Fund*               FAIF Relative Value Fund
---------------------------------- ---------------------------------------------
Equity Index Fund                  FAIF Equity Index Fund
---------------------------------- ---------------------------------------------
Large Cap Core Equity Fund*        FAIF Large Cap Core Fund
---------------------------------- ---------------------------------------------
Large Cap Growth Fund*             FAIF Capital Growth Fund
---------------------------------- ---------------------------------------------
International Value Fund           FAIF International Fund
---------------------------------- ---------------------------------------------
Global Equity Fund*                FASF Global Growth Fund
---------------------------------- ---------------------------------------------
International Growth Fund*         FAIF International Fund
---------------------------------- ---------------------------------------------
MidCap Index Fund*                 FAIF Mid Cap Index Fund
---------------------------------- ---------------------------------------------
MidCap Core Equity Fund*           FAIF Mid Cap Core Fund
---------------------------------- ---------------------------------------------
Small Cap Index Fund*              FAIF Small Cap Index Fund
---------------------------------- ---------------------------------------------
Small Cap Core Equity Fund*        FAIF Small Cap Core Fund
---------------------------------- ---------------------------------------------
Science & Technology Fund*         FAIF Science & Technology Fund
---------------------------------- ---------------------------------------------
MicroCap Fund*                     FAIF Micro Cap Fund
---------------------------------- ---------------------------------------------
REIT Fund                          FAIF Real Estate Securities Fund
---------------------------------- ---------------------------------------------

                                     *******

     Effective July 1, 2001, the following replaces the section entitled "Initial Sales Charges -- For Retail A Shares" on page 10 of the currently effective prospectus for the REIT Fund:

Initial Sales Charges -- For Retail A Shares

The public offering price for Retail A Shares is the net asset value of the Retail Shares purchased plus any applicable front-end load sales charge. A sales charge will not be assessed on Retail A Shares purchased through reinvestment of dividends or capital gains distributions. The sales charge is as follows:



                             Sales Charge as a      Sales Charge as a          Shareholder Organization
     Amount of Transaction    Percentage of          Percentage of         Reallowance as a Percentage of
     At Offering Price        Offering Price         Net Asset Value             Offering Price
------------------------ ---------------------- ------------------------- --------------------------------
Less than $50,000                5.50%                  5.82%                     5.00%
$50,000 to $99,999               4.50%                  4.71%                     4.00%
$100,000 to $249,999             3.50%                  3.63%                     3.25%
$250,000 to $499,999             2.50%                  2.56%                     2.25%
$500,000 to $999,999             2.00%                  2.04%                     1.75%
$1,000,000 and above             0.00%                  0.00%                     0.00%
------------------------ ---------------------- ------------------------- --------------------------------

You only pay a sales charge when you buy shares, except as set forth below. The Distributor may reallow the entire sales charge to certain shareholder organizations and the amount reallowed periodically. To the extent that 90% or more of the sales charge is reallowed, shareholder organizations may be deemed to be underwriters under the Act.

There is no initial sales charge on Retail A Share purchases of $1 million or more. However, an investor's investment professional or financial institution may receive a commission of up to 1% on the purchase. Retail A Share purchases of $1 million or more may be assessed a contingent deferred sales charge (CDSC) of 1% if the Retail A Shares are sold within 18 months of purchase. Purchases through wrap accounts, exchanges or other programs that already offer shares of the Funds at net asset value are not subject to this CDSC.

To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The Distributor receives any CDSC imposed when you sell your Retail A Shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Retail A Shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder;
o redemptions that equal the minimum require distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2;
o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31;
o    redemptions required as a result of over contribution to an IRA plan.

These are the only waivers that apply to any CDSC charged with respect to Retail A Shares.

                                     *******

     The following replaces the section entitled "Sales Charges and Waivers - Waivers - Retail A Shares" on page 11 of the currently effective prospectus for the REIT Fund:

|X| you are an officer, director, employee, retiree, registered representative or partner of the Advisor, sub-advisor, any of their affiliates or of Firstar Funds;
|X| you are a registered representative of any broker-dealer authorized to sell Fund shares;
|X|  you are a full time employee of Firstar Funds' general counsel;
|X| you are an immediate family member of any person in the above three categories (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons);
|X| you purchase through fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers or through "one-stop" mutual fund networks through which the Funds are made available;
|X| you participate in asset-allocation "wrap" accounts offered by the Adviser or any of its affiliates or retirement and deferred compensation plans and the trust used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code as "rabbi trusts"), which plans and trust purchase through "one-stop" mutual fund networks;
|X| you purchase through 401(k), 403(b) and 457 plans, or Profit Sharing and Pension plans, which have 200 or more eligible participants; or
|X| you purchase for a medical savings account for which U.S. Bank or an affiliate serves in a custodial capacity.


                                    ********

 Page 11

The second and third paragraphs under "Reducing Your Sales - Retail A Shares" on page 11 are replaced with the following:

|X| Letter of Intent - Fund shares purchased in a 13-month period qualify for the same reduced sales charge as if purchased all at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $50,000 or more in Retail A Shares of the Fund, any other Firstar non-money market fund or Class A Shares of any First American non-money market fund. Any investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. The Additional Statement includes details about the Letter of Intent.

For purposes of applying the Rights of Accumulation and Letter of Intent privileges, the sales charge schedule applies to the combined purchases of Retail A Shares of the Fund, any other Firstar non-money market fund or Class A Shares of any First American non-money market fund made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefit of the persons previously listed.


                                     *******

Page 13

The paragraph under "Reinstatement Privilege" is replaced with the following:

If you sell shares of the Fund, any other Firstar Fund or Class A Shares of any First American Fund, you may reinvest some or all of the proceeds in Retail A Shares of any Firstar Fund or Class A Shares of any First American Fund within 180 days without a sales charge, as long as you notify the transfer agent or your shareholder organization at the time you reinvest. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.

                               Firstar Funds, Inc.
           Short-Term Bond Fund                 National Municipal Bond Fund          International Value Fund
          Intermediate Bond Fund                    Balanced Income Fund                 Global Equity Fund
     U.S. Government Securities Fund                Balanced Growth Fund             International Growth Fund
           Aggregate Bond Fund                      Growth & Income Fund                 MidCap Index Fund
            Bond IMMDEX(TM)Fund                        Equity Income Fund               MidCap Core Equity Fund
          Strategic Income Fund                      Relative Value Fund                Small Cap Index Fund
    Tax-Exempt Intermediate Bond Fund                 Equity Index Fund              Small Cap Core Equity Fund
      Missouri Tax-Exempt Bond Fund                Large Cap Core Equity Fund          Science & Technology Fund
                                                     Large Cap Growth Fund                  MicroCap Fund


                         Supplement Dated July 1, 2001,
           To Statement of Additional Information Dated March 1, 2001


THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS. THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL INFORMATION CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-677-FUND.


     On July 1, 2001, Clay Finlay Inc. became sub-adviser to the International Value Fund. Accordingly, the following revisions are made to the statement of additional information effective as of July 1, 2001:

All references to "Sub-Advisers" are revised to refer to the "Sub-Adviser."

Page 6

The first paragraph under "Portfolio Transactions" is revised as follows:

     Subject to the general supervision of the Board of Directors, U.S. Bancorp Piper Jaffray Asset Management, Inc. ("USBPJAM" or the "Adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund except the International Value Fund and International Growth Fund. Subject to the general supervision of the Board of Directors, the Adviser is responsible for the portfolio management of the International Value Fund and International Growth Fund. Pursuant to the terms of the Adviser's Advisory Agreements with the Funds, the Adviser has delegated certain of its duties to Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser"). Within the framework of the investment objectives, policies and restrictions of each Fund, and subject to the supervision of the Adviser, Clay Finlay is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the International Value Fund and International Growth Fund.

Page 9

The first full paragraph on page 9 is revised as follows:

     The  Advisory  Agreement  between  the Company  and the  Adviser,  and with respect to the International Value Fund and International Growth Fund, the Sub-Advisory Agreement among the Company, the Adviser and Clay Finlay, provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser and Sub-Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser (or the Sub-Adviser) shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreements authorize the Adviser and Sub-Adviser to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser and Sub-Adviser to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Page 102

The second paragraph on page 102 through the end of the section titled "SubAdvisers" is revised as follows:

     With regard to the International Value Fund and International Growth Fund, under the Investment Advisory Agreements, the Adviser is authorized to delegate its responsibilities to another adviser. The Adviser has appointed Clay Finlay Inc. as Sub-Adviser to the International Value Fund and International Growth Fund. The Sub-Adviser determines the securities to be purchased, retained or sold by the respective Fund. See "Sub-Adviser" below.

     Sub-Adviser. The International Value Fund and International Growth Fund receive sub-advisory services from Clay Finlay Inc. ("Clay Finlay"). Under the terms of the Sub-Advisory Agreements between the Adviser and Clay Finlay, Clay Finlay furnishes investment advisory and portfolio management services to the International Value Fund and International Growth Fund with respect to their investments. Clay Finlay is responsible for decisions to buy and sell the International Value Fund and International Growth Fund's investments and all other transactions related to investment therein. Clay Finlay negotiates brokerage commissions and places orders for purchases and sales of the International Value Fund and International Growth Fund's portfolio securities.

     For the services provided and expenses assumed pursuant to its sub-advisory agreement with the Adviser with respect to the International Value Fund, Clay Finlay receives from the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, plus 0.10% of average daily net assets in excess of $500 million. For the services provided and expenses assumed pursuant to its sub-advisory agreement with the Adviser with respect to the International Growth Fund, Clay Finlay receives from the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.75% of the first $50 million of the Fund's average daily net assets, plus 0.50% of the next $50 million of average daily net assets, plus 0.25% of average daily net assets in excess of $100 million. Clay Finlay bears all expenses incurred by it in connection with its services under the sub-advisory agreement.

     Prior to July 1, 2001, Hansberger Global Investors, Inc. ("HGI") served as sub-adviser to the International Value Fund. For the services provided under the sub-advisory agreements in effect for the fiscal years ended October 31, 2000, 1999, and 1998, HGI and State Street Bank and Trust Company were paid and waived sub-advisory fees as follows:

              Net Sub-Advisory Fees Paid (Sub-Advisory Fees Waived)
              ----------------------------------------------------

                                  2000               1999             1998
                                  ----               ----             ----
International Value Fund      $367,256 (0)       $318,983 (0)     $381,819 (0)


     For the services provided under the sub-advisory agreements in effect for the fiscal year ended October 31, 2000 and the fiscal years ended November 30, 1999, and 1998 Clay Finlay was paid and waived sub-advisory fees as follow:

              Net Sub-Advisory Fees Paid (Sub-Advisory Fees Waived)
              -----------------------------------------------------
                                  2000               1999             1998
                                  ----               ----             ----
International Growth Fund     $659,914 (0)       $526,364 (0)     $493,678 (0)


     Prior to November 27, 2000, The Glenmede Trust Company ("Glenmede") served as sub-adviser to the Firstar Core International Equity Fund. On November 27, 2000, the Firstar Core International Equity Fund and the Predecessor Mercantile International Equity Portfolio reorganized into the Firstar International Growth Fund. The sub-advisory fees paid to Glenmede for the fiscal year ended October 31, 2000 were $189,822.

     Pursuant to the Sub-Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or reckless disregard of its obligations and duties thereunder, or loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Sub-Adviser will not be subject to any liability to the Adviser, the International Value Fund, International Growth Fund or the Company, or to any shareholder of the International Value Fund, International Growth Fund or the Company, for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement. See "Banking Laws and Regulations" below for information regarding certain banking laws and regulations and their applicability to the Sub-Adviser and services under the Sub-Advisory agreement.


                                     *******

     Effective July 1, 2001, the following replaces the section entitled "Additional Purchase and Redemption Information - Computation of Offering Price of the Funds" on page 81 of the currently effective Statement of Additional
Information:

     Computation of Offering Price of the Funds. The following illustration of the computation of the initial offering price per share of the Retail A Shares is based on the value of each Continuing Fund's net assets and number of outstanding securities at October 31, 2000, and the net assets and number of outstanding securities of the Predecessor Fund to each New Fund at October 31, 2000, as adjusted for loads in effect as of July 1, 2001, as follows. No information for the Global Equity Fund is provided below, as such Fund does not offer Retail A Shares.



                                   Short-Term Bond       Intermediate Bond         Tax-Exempt Intermediate
                                         Fund                  Fund                      Bond Fund
                                         ----                  ----                      ----------

Net Assets (000s)                      $49,911                $27,431                   $15,295
Number of Shares
    Outstanding  (000s)                 4,919                  2,711                     1,506
Net Asset Value
     Per Share                          10.15                 10.12                     10.15
Sales Charge, 2.25%
     of offering price
     (2.30% of net asset value
     per share)                          0.23                  0.23                      0.23
Public Offering Price                   10.38                 10.35                     10.38


                                       Bond IMMDEXtm     Strategic Income           Missouri Tax-
                                          Fund                 Fund                Exempt Bond Fund
                                          ----                 ----                ----------------
Net Assets (000s)                      $82,131                  $25                     $19,876
Number of Shares
    Outstanding  (000s)                 2,987                    3                       1,722
Net Asset Value
     Per Share                          27.49                  8.46                     11.54
Sales Charge, 4.25%
     of offering price
     (4.44% of net asset value
     per share)                          1.22                  0.47                      0.51
Public Offering Price                   28.71                  8.93                     12.05


                                       National Municipal   U.S. Government         Aggregate Bond Fund
                                         Bond Fund          Securities Fund         --------------------
                                         ----------         ---------------
Net Assets (000s)                       $1,526                $3,644                    $2,968
Number of Shares
    Outstanding  (000s)                  157                    349                       298
Net Asset Value
     Per Share                           9.73                 10.44                     9.96
Sales Charge, 4.25%
     of offering price
     (4.44% of net asset value
     per share)                          0.43                  0.46                      0.44
Public Offering Price                   10.16                 10.90                     10.40


                          Balanced Income        Balanced Growth     Growth & Income           Equity
                                Fund                  Fund                Fund              Income Fund
                               ------                ------              ------             ------------
Net Assets (000s)             $11,618                $54,380            $183,049                $826
Number of Shares
  Outstanding  (000s)           1,019                  1,621               3,862                 120
Net Asset Value
  Per Share                    11.40                  33.55               47.40                 6.87
Sales Charge, 5.50%
  of offering price
  (5.82% of net asset
  value per share)              0.66                   1.95                2.76                  0.40
Public Offering Price          12.06                  35.50               50.16                  7.27


                                       Relative            Equity Index             Large Cap Core
                                      Value Fund               Fund                  Equity Fund
                                      ----------               ----                  -----------
Net Assets (000s)                      $42,853               $138,440                   $51,232
Number of Shares
  Outstanding  (000s)                    1,484                  1,470                     1,182
Net Asset Value
  Per Share                             28.87                  94.17                     43.33
Sales Charge, 5.50%
  of offering price
  (5.82% of net asset
  value per share)                       1.68                  5.48                      2.52
Public Offering Price                   30.55                 99.65                     45.85



                                      Large Cap            International             International
                                     Growth Fund             Value Fund               Growth Fund
                                     -----------             ----------               -----------
Net Assets (000s)                       $1,177                $5,028                    $3,591
Number of Shares
  Outstanding  (000s)                     45                    304                       241
Net Asset Value
  Per Share                             25.92                 16.56                     14.92
Sales Charge, 5.50%
  of offering price
  (5.82% of net asset
  value per share)                       1.51                  0.96                      0.87
Public Offering Price                   27.43                 17.52                     15.79



                                     MidCap Index           MidCap Core                Small Cap
                                         Fund               Equity Fund               Index Fund

Net Assets (000s)                       1,918                $108,326                    $177
Number of Shares
  Outstanding  (000s)                    153                   1,983                      14
Net Asset Value
  Per Share                             12.56                 54.63                     12.23
Sales Charge, 5.50%
  of offering price
  (5.82% of net asset
  value per share)                       0.73                  3.18                      0.71
Public Offering Price                   13.29                 57.81                     12.94


                                    Small Cap Core     Science & Technology            MicroCap
                                     Equity Fund               Fund                      Fund
                                     -----------               ----                     ------
Net Assets (000s)                       $9,538                $1,944                    $43,031
Number of Shares
  Outstanding  (000s)                      542                   100                      1,377
Net Asset Value
  Per Share                             17.60                 19.43                     31.26
Sales Charge, 5.50%
  of offering price
  (5.82% of net asset
  value per share)                       1.02                  1.13                      1.82
Public Offering Price                   18.62                 20.56                     33.08


     Shareholder organizations or Institutions may be paid by the Funds for advertising, distribution or shareholder services. Depending on the terms of the particular account, shareholder organizations or Institutions also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder organizations or Institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

     The Company's Articles of Incorporation permit a Fund to redeem an account involuntarily, upon sixty days' notice, if redemptions cause the account's net asset value to remain at less than $1000.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

     The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

     In addition to the situations described in the Funds' Prospectuses under "Redemption of Shares," the Funds may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                                     *******

     Effective July 1, 2001, the following replaces the section entitled "Additional Purchase and Redemption Information - Reducing Your Sales Charge on Retail A Shares - Rights of Accumulation" on page 83 of the currently effective Statement of Additional Information:

     As stated in the Prospectuses, a reduced sales charge applies to any purchase of Retail A Shares of any Firstar Fund that is sold with a sales charge (an "Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Fund, with an aggregate current value of $49,000 on which a sales charge of 5.50% has been paid and subsequently purchases shares of an Eligible Fund which is an Equity Fund having a current value of $1000, the sales charge applicable to the subsequent purchase would be reduced to 4.50% of the offering price. Similarly, each subsequent investment in Eligible Fund shares may be added to an investor's aggregate investment at the time of purchase to determine the applicable sales charge.


                                     *******

     Effective July 1, 2001, the following replaces the section entitled "Additional Purchase and Redemption Information - Exemptions From CDSC" on page 85 of the currently effective Statement of Additional Information:

     Exemptions from CDSC on Retail B Shares. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (i), (ii) or (iii) below, a shareholder must explain the status of his or her redemption. If you think you may be eligible for a contingent deferred sales charge waiver listed below, be sure to notify your Shareholder Organization or the Distributor at the time Retail B Shares are redeemed. The following is a more detailed description of certain of the instances described in the Prospectuses in which the contingent deferred sales charge with respect to the B Shares is not assessed:

     (i) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or tax-qualified retirement or Keogh plan, individual retirement account ("IRA") or custodial account maintained pursuant to Section 403(b)(7) of the Code, due to death, disability or the attainment of a specified age;

     (ii) redemptions in connection with the death or disability of a shareholder; or

     (iii) redemptions resulting from certain tax-free returns from IRAs of contributions pursuant to Section 408(d)(4) or (5) of the Code.


                                     *******


OPTIONS TRANSACTIONS

To the extent set forth below, the Funds may purchase put and call options on equity securities and stock indices. These transactions will be undertaken for the purpose of reducing risk to the Funds (that is, for "hedging" purposes). Options on futures contracts are discussed below under "-- Futures and Options on Futures."

OPTIONS ON SECURITIES. Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Equity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

OPTIONS ON STOCK INDICES. Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Equity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

WRITING OF CALL OPTIONS. Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Equity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities. Each of these Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds.

When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These Funds may also write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

LIMITATIONS. None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

Each of the Balanced Income, Balanced Growth, Growth & Income, Equity Income, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, Global Equity, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon.

A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate assets equal to at least 100% of its performance under such contracts.

A Fund may use futures contracts and options on futures in an effort to hedge against market risks and. In addition, each of the Equity Index, MidCap Index and Small Cap Index Funds may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities, its potential losses are unlimited if it does not own the securities covered by the contracts and it is unable to close out the contracts prior to the settlement date.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


                               Firstar Funds, Inc.


                                    REIT Fund


                         Supplement Dated June 30, 2001,
           To Statement of Additional Information Dated March 1, 2001


THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS. THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL INFORMATION CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-677-FUND.

     Effective July 1, 2001, the following replaces the section entitled "Additional Purchase and Redemption Information - Exemptions From CDSC" on page 16 of the currently effective Statement of Additional Information:

     Exemptions from CDSC on Retail B Shares. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (i), (ii) or (iii) below, a shareholder must explain the status of his or her redemption. If you think you may be eligible for a contingent deferred sales charge waiver listed below, be sure to notify your shareholder organization or the Distributor at the time Retail B Shares are redeemed. The following is a more detailed description of certain of the instances described in the Prospectus in which the contingent deferred sales charge with respect to the B Shares is not assessed:

     (i) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), due to death, disability or the attainment of a specified age;

     (ii) redemptions in connection with the death or disability of a shareholder; or

     (iii) redemptions resulting from certain tax-free returns from IRAs of excess contributions pursuant to section 408(d)(4) or (5) of the Code.